Mineral Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Industries Disclosures [Abstract]
Schedule of Mineral Rights Assets

MINERAL RIGHTS	2012	2011
Nevada Rae Gold – Morris Land	$269,802	$221,119
Accumulated Depletion	(381)	(273)
Fernley Gold – Lower Olinghouse	144,308	123,267
Pilot Mountain Resources – Project W	199,820	193,043
Pacific Metals – Graysill Claims	36,615	33,255
	$650,164	$570,411